Offerings - Offering: 1	Aug. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 83,291,779.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,502.59
Offering Note	Calculated as the aggregate maximum purchase price for Class I common shares of beneficial interest, par value $0.01 per share, of KKR FS Income Trust ("Shares"), based upon the net asset value per Share as of July 31, 2026 of $29.08. This amount is based upon the offer to purchase up to 2,864,229 Shares. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Filing Fee Rate Advisory for Fiscal Year 2026. An aggregate fee of $11,380.39 was submitted with the filing of the Schedule TO-I by KKR FS Income Trust on June 1, 2026 (the "June 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the June 2026 Schedule TO-I filed July 24, 2026 was $3,734.97, as $27,045,371.04 in aggregate value of shares were tendered. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $7,645.42 portion of the filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.